Restricted cash	12 Months Ended
Mar. 31, 2019
Restricted cash
Restricted cash	9. Restricted cash Restricted cash consists of €34.9m (2018: €34.6m; 2017: €11.8m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).